Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2020 - Summary of New Standards or Interpretations Not Yet Adopted (Detail)
12 Months Ended
Dec. 31, 2020
Amendments to IFRS 3, Reference to the Conceptual Framework [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2022
Amendments to IAS 16, Property, Plant and Equipment: Proceeds before Intended Use [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2022
Amendments to IAS 37, Onerous Contracts-Cost of Fulfilling a Contract [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2022
Annual Improvements to IFRS Standards 2018-2020 Cycle [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2022